Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt
—
Note 12
Debt
The Company’s total debt at December

31, 2022 and 2021, amounted

to $
7,678

million and $
5,561

million,
respectively.
Short
‑
term debt and current maturities

of long-term debt
“Short
‑
term debt and current maturities

of long
‑
term debt” consisted of the

following:
December 31, ($ in millions) 2022 2021
Short-term debt (weighted-average

interest rate of
1.9 % and 3.2%, respectively) 1,448 78
Current maturities of long-term

debt
(weighted-average nominal

interest rate of
0.5 % and 2.8%, respectively) 1,087 1,306
Total 2,535 1,384
Short
‑
term debt primarily represents

short
‑
term loans from various banks

and issued commercial

paper.
At December 31, 2022, the Company

had
two

commercial paper

programs in place: a $
2

billion
Euro ‑
commercial paper program for

the issuance of commercial

paper in a variety of currencies,

and a
$ 2

billion commercial paper

program for the private placement of U.S.

dollar denominated commercial

paper
in the United States. At December

31, 2022, $
1,383

million was outstanding under

the $
2

billion
Euro-commercial paper program and no

amount was outstanding under

the $
2

billion program in the United
States. At December 31, 2021, no

amount was outstanding

under either program.
In December 2019, the Company replaced

its previous multicurrency revolving

credit facility with a new
$ 2

billion multicurrency revolving

credit facility maturing in 2024. In 2021,

the Company exercised its option

to
extend the maturity of this facility

to 2026.
The facility is for general corporate purposes.

Interest costs on
drawings under the facility are LIBOR

(for drawings in currencies

for which LIBOR is still published)

and
EURIBOR for EURO drawings, plus

a margin of
0.175

percent, while commitment fees

(payable on the
unused portion of the facility) amount

to
35

percent of the margin,

which represents commitment

fees of
0.06125

percent per annum. Utilization fees,

payable on drawings, amount

to
0.075

percent per annum on
drawings up to one
‑
third of the facility, 0.15

percent per annum on drawings

in excess of one
‑
third but less
than or equal to two ‑ thirds of the facility, or 0.30

percent per annum on drawings

over two
‑ thirds of the facility.
The facility

contains cross
‑
default clauses whereby

an event of default would

occur if the Company were to
default on indebtedness as defined

in the facility, at or above a specified threshold.
No

amount was drawn at
December 31, 2022 and 2021, under

this facility.
The Company amended and restated

its facility in February 2023

for the purpose of addressing the
discontinuation of LIBOR. Under the amended

and restated credit facility, the margin is unchanged,

but
advances in USD are referenced to

CME Term SOFR, whilst advances in CHF and GBP are referenced to
overnight SARON and SONIA respectively, subject

to applicable credit adjustment spreads.
Long
‑
term debt
The Company raises long-term debt

in various currencies, maturities

and on various interest rate

terms. For
certain of its debt obligations, the Company

utilizes derivative instruments

to modify its interest rate exposure.
In particular, the Company uses interest rate swaps

to effectively convert certain

fixed
‑
rate long
‑
term debt
into floating rate obligations.

For certain non-U.S. dollar denominated

debt, the Company utilizes cross-
currency interest rate swaps to effectively

convert the debt into a U.S. dollar obligation.

The carrying value of
debt, designated as being hedged

by fair value hedges, is adjusted

for changes in the fair value of

the risk
component of the debt being hedged.
The following table summarizes the Company’s

long
‑
term debt considering the effect

of interest rate and
cross-currency interest rate swaps. Consequently, a fixed ‑ rate debt subject to a fixed ‑ to ‑ floating interest rate swap is included as a floating rate debt

in the table below:
2022 2021
December 31,
Nominal Effective Nominal Effective
($ in millions, except % data) Balance rate rate Balance rate rate
Floating rate

3,459 0.4% 2.8% 3,598 1.2% 0.3%
Fixed rate

2,771 2.2% 2.2% 1,885 3.0% 3.1%
6,230 5,483
Current portion of long-term

debt

(1,087) 0.5% 1.5% (1,306) 2.8% 1.0%
Total 5,143 4,177
At December 31, 2022, the principal

amounts of long
‑
term debt repayable (excluding

finance lease
obligations) at maturity were as follows:
($ in millions)
2023 1,058
2024 2,387
2025 193
2026 —
2027 461
Thereafter

2,194
Total 6,293
Details of outstanding bonds were

as follows:
2022 2021
December 31, (in millions)
Nominal Carrying Nominal Carrying
outstanding value
(1)
outstanding value
(1)
Bonds:
2.875 % USD Notes, due 2022 — USD 1,250 $ 1,258
0.625
% EUR Instruments, due

2023
EUR 700 $ 742 EUR 700 $ 800
0 % CHF Bonds, due 2023 CHF 275 $ 298 —
0.625
% EUR Instruments, due

2024
EUR 700 $ 720 —
Floating Rate EUR

Instruments, due 2024
EUR 500 $ 536 —
0.75
% EUR Instruments, due

2024
EUR 750 $ 769 EUR 750 $ 860
0.3 % CHF Bonds, due 2024 CHF 280 $ 303 CHF 280 $ 306
2.1 % CHF Bonds, due 2025 CHF 150 $ 162 —
0.75 % CHF Bonds, due 2027 CHF 425 $ 460 —
3.8 % USD Notes, due 2028 (2) USD 383 $ 381 USD 383 $ 381
1.0 % CHF Bonds, due 2029 CHF 170 $ 184 CHF 170 $ 186
0
% EUR Instruments, due

2030
EUR 800 $ 677 EUR 800 $ 862
2.375 % CHF Bonds, due 2030 CHF 150 $ 162 —
4.375 % USD Notes, due 2042 (2) USD 609 $ 590 USD 609 $ 589
Total $ 5,984 $ 5,242
(1)

USD carrying

values include

unamortized

debt issuance

costs, bond

discounts

or premiums,

as well

as adjustments

for fair value

hedge
accounting,

where appropriate.
(2)

Prior to completing

a cash tender

offer in

2020, the

original

principal

amount outstanding,

on each of

the
3.8
% USD Notes,

due 2028,

and
the 4.375
% USD Notes,

due 2042, was

$
750

million.
During 2022, the Company repaid

at maturity its
2.875 % USD Notes, which paid interest semi ‑ annually in
arrears.

The Company had entered

into interest rate swaps

for an aggregate nominal amount

of
$ 1,050

million to partially hedge

its interest obligations on these Notes and after

considering the impact of
such swaps, $ 1,050

million of the outstanding principal

at December 31, 2021, is shown as

floating rate debt,
in the table of long
‑
term debt above.
During 2020, in connection

with exercising certain early redemption

options on the $
250

million
5.625%
USD Notes, due 2021, and $ 450

million
3.375
% USD Notes, due 2023, and the partial

redemption through a
cash tender offer of the 3.8 % USD Notes, due 2028, and 4.375 % USD Notes, due 2042, the Company
recognized losses on extinguishment

of debt of $
162

million, representing

the premium associated with the
early redemption, as well as the

recognition of the relevant remaining

unamortized issuance premium or
discounts and issuance costs.
The 0.625
% EUR Instruments, due 2023,

pay interest annually

in arrears at a fixed rate of
0.625

percent per
annum. The Company may redeem

these notes up to three months prior to

maturity (Par call date), in whole
or in part, at the greater of (i) 100

percent of the principal

amount of the notes to be redeemed

and (ii) the
sum of the present values of remaining

scheduled payments of principal

and interest (excluding interest
accrued to the redemption date) discounted

to the redemption date at a

rate defined in the note terms,

plus
interest accrued at the redemption date.

The Company may redeem these instruments

in whole or in part,
after the Par call date at 100

percent of the principal

amount of the notes to be redeemed.

The Company
entered into interest rate swaps

to modify the characteristics of these bonds.

After considering the impact of
such swaps, these notes effectively became

floating rate euro obligations

and consequently have been
shown as floating rate debt, in the

table of long
‑
term debt above.
The 0.75
% EUR Instruments, due 2024,

pay interest annually

in arrears at a fixed rate of
0.75

percent per
annum and have the same early redemption

terms as the
0.625 % EUR Instruments above. The Company
entered into interest rate swaps

to modify the characteristics of these bonds.

After considering the impact of
such swaps, these bonds effectively became

floating rate euro obligations

and consequently have been
shown as floating rate debt in the table

of long
‑
term debt above.
The 0.3 % CHF Bonds, due 2024, and 1.0
% CHF Bonds, due 2029, each

pay interest annually in

arrears.

The Company may redeem these bonds, one month

prior to maturity in the case of

the 2024 Bonds and
three
months prior to maturity in the case

of the 2029 Bonds, in whole

but not in part, at par plus accrued interest.
Further, the Company has the option to redeem these

instruments prior to maturity, in whole but not in part,
at par plus accrued interest, if 85

percent or more of the aggregate

principal amount of the relevant bond
issue have been redeemed

or purchased and cancelled at the

time of the option exercise notice.
The 3.8
% USD Notes, due 2028, were

issued in April 2018, along

with $
300

million of
2.8 % USD Notes, due
2020, and $ 450

million of
3.375
% USD Notes, due 2023, each paying

interest semi
‑
annually in arrears. The
2020 Notes were repaid at maturity in

October 2020 and the 2023 Notes

were redeemed early in

full in
December 2020.

The Company may redeem

the remaining principal outstanding

of the 2028 Notes up to
three months

prior to their maturity date, in

whole or in part, at the greater

of (i)
100

percent of the principal
amount of the notes to be redeemed

and (ii) the sum of the present

values of remaining scheduled

payments
of principal and interest (excluding

interest accrued to the redemption

date) discounted to the redemption
date at a rate defined in the Notes

terms, plus interest accrued

at the redemption date. On or after

January 3,
2028 ( three months

prior to their maturity date),

the Company may also redeem

the 2028 Notes, in whole or
in part, at any time at a redemption

price equal to
100

percent of the principal

amount of the notes to be
redeemed plus unpaid

accrued interest to, but excluding, the redemption

date. During 2020 by way of

a cash
tender offer, the Company redeemed $ 367

million of the original $
750

million
3.8 % USD Notes, due 2028,
issued.

These notes, registered with

the U.S. Securities and Exchange

Commission, were issued by

ABB
Finance (USA) Inc., a 100

percent owned finance

subsidiary, and are fully and unconditionally guaranteed

by
ABB Ltd. There are no significant restrictions

on the ability of the parent company

to obtain funds from its
subsidiaries by dividend

or loan. In reliance on Rule 13-01 of Regulation

S
‑
X, the separate financial
statements of ABB Finance (USA)

Inc. are not provided.
The 0
% EUR Instruments, due 2030,

do not pay interest and have the

same early redemption terms as

the
0.625
% EUR Instruments above. Cross-currency

interest rate swaps have been

used to modify the
characteristics of these instruments.

After considering the impact

of these cross-currency interest

rate swaps,
the Company effectively has a floating

rate U.S. dollar obligation.
The 4.375
% USD Notes, due 2042, pay

interest semi
‑
annually in arrears at a fixed annual

rate of
4.375

percent. The Company may redeem

these notes prior to maturity, in whole or in part, at

the greater of
(i) 100

percent of the principal amount

of the notes to be redeemed

and (ii) the sum of the present values

of
remaining scheduled

payments of principal and interest (excluding

interest accrued to the redemption date)
discounted to the redemption date at

a rate defined in the note

terms, plus interest accrued at

the redemption
date. These notes, registered with

the U.S. Securities and

Exchange Commission, were issued by

ABB
Finance (USA) Inc., a 100

percent owned finance

subsidiary, and are fully and unconditionally guaranteed

by
ABB Ltd. There are no significant restrictions

on the ability of the parent company

to obtain funds from its
subsidiaries by dividend

or loan. In reliance on Rule

13
‑
01 of Regulation S
‑
X, the separate financial
statements of ABB Finance (USA)

Inc. are not provided. During

2020, by way of a cash tender offer, the
Company redeemed $ 141

million of the original $
750

million
4.375 % USD Notes, due 2042, issued.
In March 2022, the Company issued

the following CHF bonds: (i) CHF
275

million
zero

interest Bonds, due
2023, and (ii) CHF 425

million Bonds, due 2027, with

a coupon of
0.75

percent payable annually

in arrears.
The Company may redeem the CHF 425

million Bonds,
one month

prior to maturity, in whole but not in part,
at par plus accrued interest. Further, the Company

has the option to redeem

these instruments prior to
maturity, in whole but not in part, at par plus accrued

interest, if
85

percent or more of the aggregate

principal
amount have been redeemed

or purchased and cancelled

at the time of the option exercise notice.

The
aggregate net proceeds of these

CHF bond issues, after

discount and fees, amounted to CHF
699

million
(equivalent to approximately $ 751

million on date of issuance).
Also in March 2022, the Company

issued the following EUR

Instruments,

both due in 2024:
(i) EUR 700

million, paying interest annually

in arrears at a fixed rate of
0.625

percent per annum, and
(ii) EUR 500

million floating rate notes, paying

interest quarterly in arrears at a

variable rate of
0.7

percentage
points above the 3-month EURIBOR, subject

to a minimum rate of interest of
zero

percent. The Company
may redeem the EUR 700

million Instruments prior to

maturity at the greater of (i)
100

percent of the principal
amount of the notes to be redeemed

and (ii) the sum of the present

values of remaining scheduled

payments
of principal and interest (excluding

interest accrued to the redemption

date) discounted to the redemption
date at a rate defined in the note

terms, plus interest accrued

at the redemption date. In relation to

these EUR
Instruments, the Company recorded

net proceeds (after the respective

discount and premium, as well as
fees) of EUR 1,203

million (equivalent to $
1,335

million on the date of issuance).

Interest rate swaps have
been used to modify the characteristics

of the EUR
700

million Instruments, due 2024. After

considering the
impact of these interest rate swaps,

the EUR
700

million Instruments, effectively become

floating rate
obligations.
In October 2022, the Company issued

the following CHF bonds: (i) CHF
150

million
2.1

percent Bonds, due
2025, and (ii) CHF 150

million
2.375

percent Bonds, due 2030. Each of

the respective bonds pays interest
annually in arrears. The Company

may redeem these bonds, three

months prior to maturity, in whole but not
in part, at par plus accrued interest.

Further, the Company has the option to redeem

these instruments prior
to maturity, in whole but not in part, at par plus accrued

interest, if
85

percent or more of the aggregate
principal amount of the relevant bond

issue has been redeemed

or purchased and cancelled

at the time of
the option exercise notice. The aggregate

net proceeds of these CHF bond

issues, after underwriting
discount and other fees, amounted

to CHF
299

million (equivalent to approximately

$
304

million on date of
issuance).
The Company’s various debt instruments

contain cross
‑
default clauses which would

allow the bondholders

to
demand repayment if the Company

were to default on any borrowing

at or above a specified threshold.
Furthermore, all such bonds constitute

unsecured obligations

of the Company and rank pari passu

with other
debt obligations.
In addition to the bonds described above,

included in long
‑
term debt at December 31, 2022 and

2021, are
finance lease obligations,

bank borrowings of subsidiaries and

other long
‑
term debt, none of which is
individually significant.